Other Non-current Assets - Transfer to Available for sale category (Details) $ in Thousands			12 Months Ended
	Oct. 02, 2019 USD ($) item	Mar. 28, 2017 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($) item	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Available for sale securities at fair value and unrealized losses
Amortized cost basis				$ 69,679
Fair value				31,455
Unrealized loss on available for sale securities				(38,224)
Unrealized loss on available for sale securities
Beginning balance, Unrealized loss on available for sale securities			$ (38,224)	(36,378)	$ (26,607)
Unrealized loss on available for sale securities				(1,846)	(9,771)	$ (26,607)
Ending balance, Unrealized loss on available for sale securities				$ (38,224)	(36,378)	(26,607)
Number of vessels to install scrubbers | item				9
Estimated cost of scrubbers				$ 37,200
Advances for scrubbers installation				18,200
Straight-lining of company's revenue				29,600	$ 23,100
New Vessel Expected to be delivered in 2020
Unrealized loss on available for sale securities
TEU of vessel acquired | item	8,463
Gross purchase price	$ 25,000
Amount of advance made				2,500
Expected
Unrealized loss on available for sale securities
Payment of scrubbers installation cost			$ 19,000
ZIM notes
Available for sale securities at fair value and unrealized losses
Amortized cost basis				47,171
Fair value				20,078
Unrealized loss on available for sale securities				(27,093)
HMM notes
Available for sale securities at fair value and unrealized losses
Amortized cost basis				22,508
Fair value				11,377
Unrealized loss on available for sale securities				$ (11,131)
Loan Notes 1 HMM | HMM
Other Non-current Assets
Principal amount of Loan Notes sold		$ 13,000
Amortized costs		8,600
Proceeds from sale of notes receivable		$ 6,200
Loan Notes 1 HMM | HMM | Other income/(expenses), net
Other Non-current Assets
Loss on sale of notes receivable						$ 2,400